CONSOLIDATED STATEMENTS OF CASH FLOWS (PARENTHETICAL) (USD $) In Millions, unless otherwise specified	11 Months Ended		12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Mar. 03, 2012	Feb. 26, 2011
Statement of Cash Flows [Abstract]
Non-cash capital expenditures	$ 29	$ 13	$ 18	$ 81